Financing Receivables and Allowance for Losses on Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2016
Financing Receivables And Allowance For Losses [Abstract]
Financing Receivables - Net
FINANCING RECEIVABLES, NET

(In millions)	March 31, 2016		December 31, 2015

Loans, net of deferred income	$18,757		$20,115
Investment in financing leases, net of deferred income	5,037		4,969
	23,794		25,084
Allowance for losses	(79)		(81)
Financing receivables – net	$23,715	(a)	$25,003

(a) Financing receivables, net primarily included $13,520 million, $7,099 million and $2,591 million related to industrial, aviation and energy financing, respectively, with approximately 49% in the U.S. and 51% outside the U.S.

Contractual Maturities
CONTRACTUAL MATURITIES(a)

	Total	Net rentals
(In millions)	loans	receivable

Due
Within one year	$12,337	$911
After one year through two years	1,302	719
After two years through three years	763	671
After three years through four years	1,481	505
After four years through five years	861	349
After five years	2,013	1,294
Total	$18,757	$4,449	(b)

(a) We expect actual maturities to differ from contractual maturities.

(b) Excluded estimated unguaranteed residual value of leased assets and deferred income on financing leases.

Allowance For Losses
ALLOWANCE FOR LOSSES

(In millions)	2016		2015

Balance at January 1	$81		$93
Provision	18		23
Net write-offs(a)	(20)		(18)
Other(b)	-		(4)
Balance at March 31	$79	(c)	$94

  Net write-offs (gross write-offs less recoveries) in certain portfolios may exceed the beginning allowance for losses as a result of losses that are incurred subsequent to the beginning of the fiscal year due to information becoming available during the current year, which may identify further deterioration on existing financing receivables. Net write-offs for the three months ended March 31, 2016 primarily included $15 million and $5 million related to energy and industrial financing, respectively.
  Other primarily includes the effects of currency exchange.
  Allowance for losses primarily included $31 million, $28 million and $17 million related to industrial, aviation and energy financing, respectively, with approximately 59% in the U.S. and 41% outside the U.S.